UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               08/14/2000
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 57
                                        -------------------

Form 13F Information Table Value Total: $157,945
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:           ITEM 7:             ITEM 8:
-----------------------  --------------  ---------  ----------  -------- -------------------- ---------------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT          MANAGERS       VOTING AUTHORITY
                                          NUMBER      MARKET    PRINCIPAL     DISCRETION                       ----- ------- ------
                                                      VALUE      AMOUNT   ------ ----- ------                   (A)    (B)    (C)
                                                                           (A)    (B)   (C)                    SOLE   SHARED  NONE
                                                                                       SHARED
                                                                           SOLE  SHARED OTHER
-----------------------  -------------   ---------  ----------  --------  ------ ------ ----- ---------------- ----- ------- ------
3COM                     Common Stock    885535104     213,231    3,700    SOLE                                  X
AT&T                     Common Stock    001957109     972,000   30,750    SOLE                                  X
ABBOTT LABORATORIES      Common Stock    002824100   3,350,000   75,500    SOLE                                  X
AGILENT TECHNOLOGIES     Common Stock    00846U101     658,000    8,836    SOLE                                  X
AMERICA ONLINE           Common Stock    02364J104   1,899,000   36,100    SOLE                                  X
AMERICAN INTL. GROUP     Common Stock     26874107   1,889,000   16,084    SOLE                                  X
AVERY DENNISON           Common Stock    053611109   1,913,000   28,500    SOLE                                  X
BAXTER INTERNATIONAL     Common Stock    071813109   1,743,000   24,800    SOLE                                  X
BELL ATLANTIC            Common Stock    92343V104   1,885,000   37,157    SOLE                                  X
BIOVAIL CORP. WARRANTS     WARRANTS      09067J117   4,446,000   58,500    SOLE                                  X
CAPITAL ONE FINANCIAL    Common Stock    14040H105   2,262,000   50,700    SOLE                                  X
CHUBB INSURANCE          Common Stock    171232101   1,223,000   19,900    SOLE                                  X
CISCO SYSTEMS            Common Stock    17275R102   1,620,000   25,500    SOLE                                  X
CITIGROUP                Common Stock    172967101   1,205,000   20,000    SOLE                                  X
COCA COLA                Common Stock    191216100   4,227,000   73,600    SOLE                                  X
COMPAQ COMPUTER          Common Stock    204493100   1,211,000   47,400    SOLE                                  X
COMPUTER SCIENCES        Common Stock    205363104   2,300,000   30,800    SOLE                                  X
CONSECO INDIANA          Common Stock    208464107     321,000   33,000    SOLE                                  X
CORNING INC.             Common Stock    219350105   6,737,000   25,000    SOLE                                  X
DISNEY (WALT) CO.        Common Stock    254687106   3,042,000   78,400    SOLE                                  X
DURA WARRANT               WARRANTS      26632S117       9,000   26,000    SOLE                                  X
ELAN WARRANT A             WARRANTS      284131703   8,424,000  138,100    SOLE                                  X
ELAN WARRANT B             WARRANTS      284131802   2,150,000   50,000    SOLE                                  X
ELAN                     Common Stock    284131208   2,718,000   56,120    SOLE                                  X
EMERSON ELECTRIC         Common Stock    291011104     670,000   11,100    SOLE                                  X
EXXON MOBIL              Common Stock    30231G102     461,000    5,880    SOLE                                  X
FEDERAL NATL. MTG.       Common Stock    313586109   1,200,000   23,000    SOLE                                  X
GENERAL ELECTRIC         Common Stock    369604103   7,578,000  142,992    SOLE                                  X
GILLETTE COMPANY         Common Stock    375766102   2,637,000   75,500    SOLE                                  X
HEWLETT-PACKARD CO.      Common Stock    428236103   2,885,000   23,200    SOLE                                  X
HOME DEPOT               Common Stock    437076102   3,421,000   68,511    SOLE                                  X
IBM CORPORATION          Common Stock    459200101   2,887,000   26,356    SOLE                                  X
ICON                     Common Stock    45103T107   1,228,000   73,900    SOLE                                  X
INTEL CORP.              Common Stock    458140100   1,604,000   12,000    SOLE                                  X
INTELLIGENT POLYMERS     Common Stock    G48029105   1,840,000   50,600    SOLE                                  X
JOHNSON & JOHNSON        Common Stock    478160104   6,346,000   62,300    SOLE                                  X
LILLY (ELI) & CO.        Common Stock    532457108   3,184,000   32,000    SOLE                                  X
LINCARE HOLDINGS         Common Stock    532791100     541,000   22,000    SOLE                                  X
LUCENT TECHNOLOGIES      Common Stock    549463107   5,030,000   84,900    SOLE                                  X
MBNA CORP.               Common Stock    55262L100   1,672,000   61,662    SOLE                                  X
MCDONALDS                Common Stock    580135101   1,702,000   51,700    SOLE                                  X
MERCK & CO.              Common Stock    589331107   5,432,000   71,600    SOLE                                  X
MERRILL LYNCH            Common Stock    590188108   2,645,000   23,000    SOLE                                  X
MINNESOTA MINING & MNFG  Common Stock    604059105   1,227,000   14,700    SOLE                                  X
ORACLE CORPORATION       Common Stock    68389X105  16,644,000  198,010    SOLE                                  X
PAYCHEX INC              Common Stock    704326107   3,266,000   77,775    SOLE                                  X
PEPSICO                  Common Stock    713448108     302,000    6,800    SOLE                                  X
PFIZER                   Common Stock    717081103   1,128,000   23,700    SOLE                                  X
PROCTER & GAMBLE         Common Stock    742718109     921,000   16,100    SOLE                                  X
QUALCOMM                 Common Stock    747525103     888,000   14,800    SOLE                                  X
SBC COMMUNICATIONS       Common Stock    78387G103     334,000    7,726    SOLE                                  X
TYCO INTERNATIONAL       Common Stock    902124106   9,772,000  207,360    SOLE                                  X
UNITED PARCEL SERVICE    Common Stock    911312106     226,000    3,833    SOLE                                  X
UNITED PARCEL SERVICE A    CLASS A       911308104     286,000    4,667    SOLE                                  X
WALMART STORES           Common Stock    931142103   1,999,000   34,700    SOLE                                  X
WATERS CORP              Common Stock    941848103  11,282,000   90,400    SOLE                                  X
XEROX CORPORATION        Common Stock    984121103    290,000    14,000    SOLE                                  X